Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2015	Jul. 08, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Net loss	$ (2,313)	$ (3,526)	$ (5,663)	$ (7,488)	$ (8,937)	$ (11,299)	$ (16,941)	$ (13,151)
Provision for income tax expense	$ 0	$ 0			$ 0	$ 0	$ 0	$ 0
Effective tax rate	0.00%	0.00%			0.00%	0.00%	0.00%	0.00%
Unrecognized tax benefits			$ 0				$ 0	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward							20,727
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward							$ 20,727